	As filed with the Securities and Exchange	Registration No. 333-105479
	Commission on December 16, 2014	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 19 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
Voya Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on __________________ pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2014 are incorporated into Parts A and B of this Post-Effective Amendment No. 19 by reference to
Registrant’s filing under Rule 497(c) as filed on May 2, 2014 and under Rule 497(e) as filed on
August 28, 2014.

A supplement dated December 16, 2014 to the Prospectus and Statement of Additional Information
is included in Parts A and B of this Post-Effective Amendment No. 19.

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

AFT CHOICE PLUS

Supplement Dated December 16, 2014 to the Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information, each dated May 1, 2014, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus,
Contract Prospectus Summary and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the Voya International Value Portfolio.

Notice of and Important Information About An Upcoming Fund Reorganization

The Board of Trustees of Voya Variable Products Trust approved a proposal to reorganize the Voya International
Value Portfolio (the “Merging Portfolio”) with and into the Voya Global Value Advantage Portfolio (the “Surviving
Portfolio”). The proposed reorganization is subject to shareholders approval. If shareholder approval is obtained, the reorganization is expected to take place on or about the close of business on March 6, 2015 (the “Reorganization
Date”).

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Merging Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “Transfers” section of your
Contract Prospectus or Contract Prospectus Summary for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the
Merging Portfolio will automatically become an investment in the subaccount that invests in the Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging
Portfolio will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Merging
Portfolio will be automatically allocated to the subaccount that invests in the Surviving Portfolio. See the
“Transfers” section of your Contract Prospectus or Contract Prospectus Summary for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at
Customer Service, P.O. Box 5050, Hartford, CT 06199-0063 or calling us at 1-800-262-3862.

X.105479-14A	Page 1 of 2	December 2014

Information about the Voya Global Value Advantage Portfolio. In connection with the upcoming fund reorganization involving the Voya International Value Portfolio (Class I), effective on the Reorganization Date, the
Voya Global Value Advantage Portfolio (Class I) will be added to your contract as an available investment option.
The following chart lists summary information regarding the Voya Global Value Advantage Portfolio and is added to Appendix III in your Contract Prospectus and Contract Prospectus Summary.

Fund Name and
Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Value Advantage Portfolio	Seeks long-term capital growth and current income.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co.
LLC

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:
Customer Service
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Important Information Regarding “The Company”

The third paragraph under “The Company” section in your Contract Prospectus and Contract Prospectus Summary and the third paragraph under the “General Information and History” section in your SAI is deleted and replaced with the following:

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
November 18, 2014, ING’s ownership of Voya was approximately 19%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided
by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya
Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya
Financial Partners, LLC has selling agreements.

X.105479-14A	Page 2 of 2	December 2014

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Incorporated by reference in Part A:
Condensed Financial Information
(2)		Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2013
		-	Statements of Operations for the year ended December 31, 2013
		-	Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
(name changed to Voya Retirement Insurance and Annuity Company)
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2013 and 2012
		-	Consolidated Statements of Operations for the years ended December 31,
2013, 2012 and 2011
		-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2013, 2012 and 2011
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2013, 2012 and 2011
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2013, 2012 and 2011
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on April 12, 1996.
	(2)		Not applicable
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 033-81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 34 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(3.3)		Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company
· Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among
Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(3.5)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany
Agreement dated as of December 22, 2010 by and between Directed Services
LLC and ING Life Insurance and Annuity Company (now known as “Voya
Retirement Insurance and Annuity Company”) · Incorporated by reference to
Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on December 16, 2014.
(3.6)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.
(3.7)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among ING
Investment Management LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(3.8)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany
Agreement dated as of December 22, 2010 by and between ING Investment
Management LLC (now known as “Voya Investment Management LLC”) and
ING Life Insurance and Annuity Company (now known as “Voya Retirement
Insurance and Annuity Company”) · Incorporated by reference to Post-Effective
Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on December 16, 2014.
(4.1)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.3)	Contract Schedule I AFT-403M (08/03)-E-MGIRMM-03 to Contract
G-CDA(12/99) and Certificate C-CDA(12/99) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 333-105479), as filed on June 3, 2004.
(4.4)	Contract Schedule I AFT-457M(08/03)-E-MGIRMM-03 to Contract
G-CDA(12/99) and Certificate C-CDA(12/99) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 333-105479), as filed on June 3, 2004.

(4.5)	Contract Schedule I AFT-457SMGIR (09/03) to Contract G-CDA(12/99) and
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on June 3, 2004.
(4.6)	Contract Schedule I AFT-403MMGIR (09/03) to Contract G-CDA(12/99) and
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on June 3, 2004.
(4.7)	Contract Schedule I AFT-403S (08/03)-E-MGIRMM-03 to Contract G-
CDA(12/99) and Certificate C-CDA(12/99) · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-105479), as filed on June 3, 2004.
(4.8)	Contract Schedule I AFT-403SMGIR (09/03) to Contract G-CDA(12/99) and
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on June 3, 2004.
(4.9)	Contract Schedule I AFT-457MMGIR (09/03) to Contract G-CDA(12/99) and
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on June 3, 2004.
(4.10)	Contract Schedule I AFT-457S(08/03)/E-MGIRMM-03 to Contract
G-CDA(12/99) and Certificate C-CDA(12/99) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 333-105479), as filed on June 3, 2004.
(4.11)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.12)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.13)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.14)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.15)	Endorsement (EMMCC-01) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 10, 2002.
(4.16)	Endorsement (EEGTRRA-HEG(01)) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
February 15, 2002.
(4.17)	Endorsement (E-LOANA(1/02)) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 10, 2009.
(4.18)	Endorsement (E-AFT-M(08/03)) to Contract G-CDA(12/99) and Certificate
C-CDA · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on July 28,
2004.
(4.19)	Endorsement (E-LNDFLT(1/04)) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 10, 2009.
(4.20)	Endorsement (E-R403B-05) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 10, 2009.
(4.21)	Endorsement (E-TPA-08) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 10, 2009.
(4.22)	Endorsement (E-403bTERM-08) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 10, 2009.
(4.23)	Endorsement (E-403bR-09) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
11 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 10, 2009.
(4.24)	Endorsement E-AFT-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(4.25)	Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Certificate C-CDA-
10 · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6,
2011.

(4.26)	Endorsement E-MMGDB-10 to Contract G-CDA-10 and Certificate C-CDA-10
· Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6,
2011.
(4.27)	Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Certificate C-CDA-
10 · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6,
2011.
(4.28)	Endorsement E-MMTC-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(4.29)	Endorsement E-EQWA-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(4.30)	Endorsement E-MMFA-10 to Contract G-CDA-10 and Certificate C-CDA-10 ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.
(4.31)	Endorsement E-RO457-11 to Contracts G-CDA (12/99), GLID-CDA-HO, GSD-
CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate C-CDA
(12/99) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6,
2011.
(4.32)	Variable Annuity Contract G-CDA-10 · Incorporated by reference to Post-
Effective Amendment No. 16 to Registration Statement on Form N-4 (File No.
333-109860), as filed on September 17, 2010.
(4.33)	Variable Annuity Contract Certificate C-CDA-10 · Incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on September 17, 2010.
(5)	Not applicable
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1,
2007) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File
No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(7)	Not applicable
(8.1)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna
Life Insurance and Annuity Company, American Century Services Corporation,
and American Century Investment Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 13, 2000.

(8.2)	(Retail) Fourth Amendment dated July 1, 2013 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company,
American Century Investment Services, Inc. and American Century Services
LLC and amended on November 7, 2003, October 1, 2004 and April 1, 2007 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.3)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. and amended on
October 1 2004 and April 1, 2007 · Incorporated by reference to Post-Effective
Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 13, 2004, and by reference to Post-Effective
Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008.
(8.4)	(Retail) Novation Agreement dated February 16, 2010 to Fund Participation
Agreement dated as of July 1, 2000 between American Century Investment
Services, Inc., American Century Services, LLC and ING Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 3, 2012.
(8.5)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16,
2007 between American Century Investment Services, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.6)	(Retail) Participation Agreement dated as of January 1, 2003 among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, American Funds Distributors, Inc. and
American Funds Service Company · Incorporated by reference to Post-Effective
Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 16, 2005.
(8.7)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, American Funds Distributors, Inc. and
American Funds Service Company and amended on November 1, 2006,
February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December 1,
2010 and February 1, 2011· Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-

75962), as filed on November 21, 2006, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on
November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File
No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective
Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on
February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File
No. 033-75962), as filed on December 16, 2011
(8.8)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4
(File No. 333-01107), as filed on December 16, 2005.
(8.9)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.10)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling
Group Agreement dated June 30, 2000 and effective January 1, 2003 between
American Funds Distributors, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.11)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.12)	(Retail) Fund Participation Agreement effective October 1, 2000 between Aetna
Life Insurance and Annuity Company and Bankers Trust Company (Scudder) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
105479), as filed on May 22, 2003.
(8.13)	Rule 22c-2 Agreement dated March 19, 2007 and effective as of October 16,
2007 between DWS Scudder Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment
No. 12 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 9, 2010.

(8.14)	Amended and Restated Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products
Fund II, Variable Insurance Products Fund III, Variable Insurance Products
Fund IV and Variable Insurance Products Fund V and amended on June 26,
2009 · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009.
(8.15)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Product Fund V and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.16)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August
5, 2004.
(8.17)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004.
(8.18)	First Amendment effective as of April 1, 2005 to Service Contract dated June
20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers,
Inc. and amended on April 1, 2006 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.19)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.

(8.20)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.21)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. and amended on November
17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6,
2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-
75962), as filed on April 3, 2012.
(8.22)	Amendment No. 3 dated August 12, 2013 to Amended and Restated
Participation Agreement as of December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Directed Services, LLC and ING Financial
Advisers, LLC and amended on June 5, 2007 and November 17, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.23)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.24)	Amendment No. 1 dated May 17, 2006 to Amended and Restated
Administrative Services Agreement dated October 3, 2005 by and among
Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York and amended on
November 11 2011 · Incorporated by reference to Post-Effective Amendment
No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 3, 2012.

(8.25)	Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York and amended on May 17, 2006 and
November 11, 2011 · Incorporated by reference to Post-Effective Amendment
No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
April 7, 2014.
(8.26)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.27)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor
Services, Inc., and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.28)	(Retail) Amendment dated November 13, 2000 to the Master Shareholder
Services Agreement effective as of August 28, 2000 among Franklin Templeton
Distributors, Inc., Franklin Templeton Investor Services, LLC, and Aetna Life
Insurance and Annuity Company and amended on February 1, 2002, May 1,
2004 and July 1, 2010 · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No.
333-01107), as filed on October 24, 2005, and by reference to Post-Effective
Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.
(8.29)	(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services
Agreement dated August 28, 2000 between ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services,
LLC and Franklin Templeton Distributors, Inc. and amended on November 13,
2000, February 1, 2002, May 1, 2004 and July 1, 2010 · Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.30)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16,
2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.31)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-1A (File No.
033-23512), as filed on August 1, 2003.
(8.32)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.33)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.34)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services LLC (renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005,
December 7, 2005 and April 28, 2006 · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002, and by reference to Post-Effective
Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-1A (File No. 333-32575), as filed on April 1, 2005, and by reference to
Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11,
2006, and by reference to Initial Registration Statement on Form N-4 (File No.
333-134760), as filed on June 6, 2006.
(8.35)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.36)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001 and amended on May 1, 2003,
November 1, 2004, April 29, 2005, December 7, 2005 and April 28, 2006 ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 32 (File
No. 033-81216), as filed on April 11, 2006, and by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.37)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.
(8.38)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. and amended on December 31, 1999, February 11, 2000,
May 1, 2000, February 27, 2001 and June 19, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4
(File No. 333-56297), as filed on December 14, 1998, and by reference to Post-
Effective Amendment No. 19 (File No. 333-01107), as filed on February 16,
2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-
01107), as filed on April 4. 2000, and by reference to Post-Effective
Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.39)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-56297), as filed on June 8, 1998.
(8.40)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June 26, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as
filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32
(File No. 033-75988), as filed on April 13, 2004.
(8.41)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July
13, 2001.
(8.42)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 · Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 10, 2003.
(8.43)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among
Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.
(8.44)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company
and ING Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective
Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 8, 2008.
(8.45)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.46)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment
No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.

(8.47)	(Retail) Participation Agreement dated as of October 1, 2000 by and among
AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.48)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, Invesco
Distributors, Inc. (f/k/a/ AIM Distributors, Inc.), and ING Life Insurance and
Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and
amended on March 31, 2011 and January 1, 2012 · Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File
No. 333-105479), as filed on April 21, 2004 and by reference to Post-Effective
Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.
(8.49)	(Retail) Fourth Amendment dated September 24, 2012 to Participation
Agreement dated as of October1, 2000 and amended on January 1, 2003, March
31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, Inc., Invesco Investment
Services, Inc. and Invesco Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 3, 2013.
(8.50)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.51)	(Retail) Selling and Services Agreement dated as of March 1, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and
Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on April 25, 2012.

(8.52)	(Retail) Amendment No. 1 to the Selling and Services Agreement dated as of July
25, 2002 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, LLC), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), Lord Abbett Distributor
LLC, Lord Abbett Affiliated Fund, Inc., Lord Abbett Bond-Debenture Fund, Inc.,
Lord Abbett Mid-Cap Value Fund, Inc. and Lord, Abbett & Co. LLC amended on
September 26, 2003, September 1, 2004, October 1, 2007, August 12, 2008,
August 31, 2008, September 30, 2009 and November 30, 2010 · Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on Form
N-4 (File No. 333-105479), as filed on April 25, 2012, and by reference to Post-
Effective Amendment No. 9 (File No. 333-109860), as filed on April 17, 2007.
(8.53)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.54)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of September 11, 2007 by and among ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and Nuveen Investments, LLC ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.55)	(Retail) Replacement Attachment A dated July 30, 2009 to the Selling and
Services Agreement and Fund Participation Agreement dated September 11, 2007
· Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.56)	(Retail) First Amendment dated December 1, 2010 to the Selling and Services
Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(8.57)	(Retail) Second Amendment dated June 1, 2013 to the Selling and Services
Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC and
amended on December 1, 2010 · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680),
as filed on April 7, 2014.

(8.58)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Nuveen Investments, LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680),
as filed on April 7, 2014.
(8.59)	Parnassus Selling and Services Agreement and Fund Participation Agreement
dated 2008 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, and Parnassus Funds Distributor · Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as
filed on June 22, 2010.
(8.60)	Rule 22c-2 Agreement made and entered as of this 1 day of September, 2008 between Parnassus Funds Distributors and ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York and Systematized Benefits Administrators Inc. · Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on
June 22, 2010.
(8.61)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 by and among ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds
Series Trust I and ALPS Distributors, Inc., and amended on June 4, 2010 ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.
(8.62)	(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS
Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on December 18, 2009.
(8.63)	Novation of Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 25, 2012.

(8.64)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.65)	First Amendment dated August 15, 2007 to Participation Agreement among ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC
dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment
No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
May 23, 2008.
(8.66)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar
Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on February 11, 2005.
(8.67)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.68)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005.
(8.69)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global
Investors Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.70)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC ·
Incorporated by reference to Post-Effective Amendment No. 55 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.71)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO
Advisors Distributors LLC dated as of March 11, 2003 and amended on December
31, 2003, July 1, 2005, October 1, 2008 and March 10, 2009 · Incorporated by
reference to Post-Effective Amendment No. 55 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-
Effective Amendment No. 56 (File No. 333-01107), as filed on December 18,
2009.
(8.72)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. · Incorporated
by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.73)	(Retail) Fund Participation Agreement dated as of October 10, 2000 between
Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services,
Inc. and T. Rowe Price Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on April 16, 2004.
(8.74)	(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity
Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services,
Inc. and amended on January 1, 2002, January 1, 2003 and March 4, 2003 ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.75)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April
11, 2008.
(8.76)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 38 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.77)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger
Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment
No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
August 18, 2008.
(8.78)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
11, 2005.
(8.79)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 among Columbia Management Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Life Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on April 13, 2007.
(8.80)	(Retail) Participation Agreement dated August 19, 2002 by and among Strong
Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No.
8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April
12, 2007.
(8.81)	(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells
Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and
amended on August 1, 2007 and April 1, 2008 · Incorporated by reference to
Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on April 13, 2007, and by reference to Post-Effective
Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No. 333-105479), as filed on
April 9, 2010.
(8.82)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April
8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds
Management, LLC and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.83)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Life Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on April 11, 2008.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Alain M. Karaoglan	230 Park Avenue	Director and President
New York, NY 10169
Rodney O. Martin, Jr.	230 Park Avenue	Director and Chairman
New York, NY 10169
Chetlur S. Ragavan	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Bridget M. Healy	230 Park Avenue	Executive Vice President and Chief
	New York, NY 10169	Legal Counsel
Tina A. Campbell	30 Braintree Hill Office Park	Senior Vice President and Deputy
	Floors 2-4	General Counsel
Braintree, MA 02184
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Howard F. Greene	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Assistant
	Windsor, CT 06095-4774	Secretary

Name	Principal Business Address	Positions and Offices with Depositor

Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Carolyn M. Johnson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Jennifer M. Ogren	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Justin Smith	One Orange Way	Senior Vice President and Deputy
	Windsor, CT 06095-4774	General Counsel

Anne M. Iezzi	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer

Brian J. Baranowski	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Kristi L. Cooper	909 Locust Street	Vice President, Compliance
Des Moines, IA 50309

Chad M. Eslinger	20 Washington Avenue South	Vice President, Compliance
Minneapolis, MN 55401

Regina A. Gordon	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File
No. 333-196391), as filed with the Securities and Exchange Commission on November 21, 2014.

Item 27. Number of Contract Owners

As of November 30, 2014, there were 632,515 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and
Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial,
Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya
Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya
Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage:
errors and omissions/professional liability, employment practices liability and fidelity/crime
(a.k.a. “Financial Institutional Bond”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, Voya Financial
Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya
Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of
VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of
VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940
Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar
Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity
Funds A, B and C (a management investment company registered under the 1940 Act), (vi)
ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and
I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

James L. Nichols, IV	One Orange Way	Director and President
Windsor, CT 06095-4774

Thomas W. Halloran	30 Braintree Hill Office Park	Director
Floors 2-4
Braintree, MA 02184

Richard H. Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian M. Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Carol B. Keen	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy B. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

C. Nikol Gianopoulos	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

James D. Ensley	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

Voya Financial				$54,391,135.63
Partners, LLC

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and
Annuity Company during 2013.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange
Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry
Road, NW, Atlanta, Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b)
of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement
Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.
See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169,
August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-
Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue
Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter,
1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective
Amendment to its Registration Statement on Form N-4 (File No. 333-105479) and has duly caused this
Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 16th day of December, 2014.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY
COMPANY
(Registrant)

	By:	VOYA RETIREMENT INSURANCE AND
ANNUITY COMPANY
(Depositor)

	By:	Alain M. Karaoglan*
Alain M. Karaoglan
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 19 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Alain M. Karaoglan*	Director and President		)
Alain M. Karaoglan	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer		)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer		)	December
Steven T. Pierson	(principal accounting officer))			16, 2014
)
Rodney O. Martin, Jr.*	Director		)
Rodney O. Martin, Jr.			)
)
Chetlur S. Ragavan*	Director		)
Chetlur S. Ragavan			)
)
Michael S. Smith*	Director		)
Michael S. Smith			)

Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By: /s/J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(13)	Powers of Attorney